15005133

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 02 2015

Washington, DC 20549

By Electronic Mail

001-36662

March 2, 2015

CERT NAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 26, 2015 The Nasdaq Stock Market (the "Exchange") received from Great Basin Scientific, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Units, each consisting of (i) one share of Series E Convertible Preferred Stock, par value $0.001 per share, which is convertible into four shares of common stock, $0.001 per share, and (ii) eight Series C Warrants to purchase one share of common stock.

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery